Taxation (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Overseas Entities
Taxation
(Loss) / Income from continuing operation before income tax expenses	(80,189,016)	(66,339,474)	(2,145,798)
Components of income taxes, Overseas Entities
Current income tax expense / (credit)	(5,609,205)	2,752,148	21,940,668
Deferred income tax (credit) / expense	60,301,957	(441,662)	(4,623,738)
Foreign withholding tax expense	10,842,776	4,749,961	5,520,677
PRC withholding tax on undistributed earnings	21,295,237	26,540,876	19,645,562
Income tax expense from continuing operation	86,830,765	33,601,323	42,483,169
Domestic
Taxation
Income / (loss) from continuing operation before income tax expenses	657,408,587	558,299,323	695,723,664
Components of income taxes, PRC Entities
Current income tax expense	39,645,558	43,179,801	95,772,411
Deferred income tax credit	(6,664,729)	(10,281,072)	(26,504,171)
Foreign withholding tax expense	1,682,356	3,497,742	4,367,956
Income tax expense from continuing operation	34,663,185	36,396,471	73,636,196